Share Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Share Based Compensation
10. Share Based Compensation
Share based compensation expense is included in general and administrative expense and consisted of the following for the periods presented.

	Three Months Ended September 30,
	2022	2021
	(in thousands)
Share based compensation expense - service based
Employee share option plan	$961	$1,528
2022 Equity Compensation Plan - Options	175	—
2022 Equity Compensation Plan - RSU and DSU’s	164	—

Total service based compensation	1,300	1,528
Options issued to suppliers	—	249
Consulting stock awards	—	1,539

Total share based compensation	$1,300	$3,316

Stock Options
All options outstanding prior to the three-month period ended September 30, 2022 were granted under our predecessor parent company’s employee share option plan. New option grants are made under the 2022 Equity Compensation Plan and vest ratably over three years. The tables below reflect all options granted under both plans. The significant assumptions used to estimate the fair value of stock option awards granted under the plans during the three months ended September 30, 2022 and 2021, using the Black-Scholes option valuation model are as follows.

	Three Months Ended September 30,
	2022	2021
Exercise price	$25.62	$14.62 - $18.27
Share price	$18.03	$10.38
Volatility	79%	85%
Expected term in years	5	0.9 - 3.9
Risk-free interest rate	2.91%	0.01%
Dividend rate	Nil	Nil
The following table summarizes stock option activity for each of the periods presented.

	Three Months Ended September 30,
	2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	(In thousands, except per share data)
Outstanding at beginning of the period	4,874	$9.67	5,554	$5.19
Granted	400	25.62	1,400	15.20
Exercised	(50)	5.12	(303)	3.29
Expired/forfeited	—	—	(477)	5.48

Outstanding at end of the period	5,224	10.94	6,174	7.53

Vested at the end of the period	3,664	$8.02	4,835	$7.60

The weighted average remaining life of vested options at September 30, 2022 and 2021 was 1.4 years and 2.4 years, respectively.
As of September 30, 2022, there was $7.8 million of unrecognized compensation cost related to 1.6 million unvested stock options. This cost is expected to be recognized over a weighted-average remaining period of approximately 2.3 years.
The following table summarizes the activity for unvested options for each of the periods presented.

	Three Months Ended September 30,
	2022		2021
	Number of Options	Weighted Average Grant Date Fair Value per share	Number of Options	Weighted Average Grant Date Fair Value per share
	(In thousands, except per share data)
Unvested at beginning of the period	1,507	$6.05	270	$5.79
Granted	400	10.52	1,400	15.20
Vested	(347)	5.96	(331)	6.21
Expired/forfeited	—	—	—	—

Unvested at end of the period	1,560	7.15	1,339	5.98

As of September 30, 2022, the intrinsic value of both the outstanding stock options and vested options was $13.2 million and $13.2 million, respectively. The intrinsic value of stock options exercised during the three months ended September 30, 2022 and 2021 was $0.8 million and $2.9 million, respectively.
Restricted Share Units, Director Share Units and Performance Share Units
The following table summarizes restricted share (“RSU”), director restricted share (“DSU”) and performance share (“PSU”) activity under the 2022 Equity Compensation Plan for each of the periods presented.

	Serviced- Based Shares		Weighted Average Grant Date Fair Value per Share	Performance- Based Shares		Weighted Average Grant Date Fair Value per Unit	Total Shares
	(In thousands, except per share data)
Non-vested shares/units outstanding at July 1, 2022	48.8		$18.03	19.2		$12.19	68.0
Granted	101.3		14.67	63.5	(2)	14.79	164.8

Non-vested shares/units outstanding at September 30, 2022	150.1	(1)	$15.76	82.7		$14.23	232.8

(1)	Includes approximately 35.6 thousand director share units
(2)
On September 1, 2022, we granted approximately 63.5 thousand performance share units, which based on the achievement of certain operational targets, could vest within a range of 0% to 100%. The operational targets are; 1) commissioning and operation of the SSBF; 2) obtaining formation flow, head grade and impurity profile data from the SSBF; and 3) generate product data to ensure process design for detailed engineering. The determination of the percentage of shares that ultimately vest will be made at the three-year anniversary of the grant date based upon achievement of the performance targets over the period.

11. Share Based Compensation
For the years ended June 30, our share based compensation expense included in general and administrative expense consisted of the following.

	2022	2021
	(in thousands)
Share based compensation expense—service based
Employee share option plan	$5,812	$4,653
2022 Equity compensation plan—RSU’s	646	—

Total service based compensation	6,458	4,653
Options issued to suppliers	238	1,723
Consulting stock awards	31,033	—

Total share based compensation	$37,729	$6,376

As of June 30, 2022, we had approximately $5.0
million
 of total unrecognized stock-based compensation expense related to unvested stock-based compensation awards that vest within three years.
Employee Share Option Plan
Our predecessor parent company ABR established an employee share option plan (“ESOP”). The objective of the ESOP was to assist in the recruitment, reward, retention and motivation of employees and contractors. Individuals may receive the options or nominate a relative or associate to receive the options. The plan was open to executive officers, employees, and eligible contractors. Additionally, the board authorized the awards of options outside of the plan to suppliers and vendors. Vesting periods of options granted varied as determined by the ABR board of directors. The total number of shares authorized for award of share options under the ESOP was limited to 5% of common stock over a
3-year
period. During fiscal year 2022, as part of reorganization, we canceled each of the outstanding options to acquire ordinary shares of ABR and issued replacement options representing the right to acquire shares of our common stock at an exchange ratio of one replacement option for every ten ABR options held. It is our policy to issue new shares of common stock to satisfy stock option exercises.
The
fair value of stock option awards granted to directors, officers, employees and/or consultants are estimated on the grant date using the Black-Scholes option valuation model and the closing price of our common shares on the grant date. The significant assumptions used to estimate the fair value of stock option awards granted during the years ended June 30, 2022 and 2021, respectively, using the Black-Scholes option valuation model are as follows:

	2022	2021
Exercise price	$14.62 - $18.27	$6.58 - $18.27
Share price	$9.87 - $12.35	$4.20 - $14.76
Volatility	69% - 85%	73% - 110%
Expected term in years	0.9 to 3.9	1 to 4
Risk free interest rate	0.10% - 1.5%	0.75%
Dividend rate	Nil	Nil

The

following table summarizes stock option activity for each of the periods presented.
The number of options has been adjusted for the Exchange Ratio and exercise prices have been converted to U.S. dollars using a rate of 1.368 U.S. dollars to one AUD dollar, the exchange rate that existed on the date prior to implementation of the Scheme:

	Year ended June 30
	2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

	(In thousands, except per share data)
Outstanding at beginning of the period	5,554	$5.19	6,742	$3.36
Granted	1,700	15.39	1,700	9.21
Exercised	(1,904)	2.75	(2,799)	3.22
Expired/forfeited	(476)	5.48	(89)	7.09

Outstanding at end of the period	4,874	9.67	5,554	5.19

Vested at the end of the period	3,367	$7.30	5,284	$4.75

	Number of Options	Weighted Average Grant Date Fair Value per share	Number of Options	Weighted Average Grant Date Fair Value per share

Unvested options at beginning of the period	270	$5.79	335	$1.20
Granted	1,700	6.26	1,700	4.65
Vested	(463)	4.65	(1,676)	3.79
Expired/forfeited	—	—	(89)	4.35

Unvested options at end of the period	1,507	6.05	270	5.79

The

following table provides information about stock options outstanding and exercisable at the end of each period presented.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
Outstanding and exercisable at:
June 30, 2022	3,367	$7.30	1.1	$24,568
June 30, 2021	5,284	4.75	1.8	21,200
2022 Equity Compensation Plan
In March 2022, our Board of Directors adopted the 5E Advanced Materials, Inc. 2022 Equity Compensation Plan (the “Incentive Plan”). A total of 2.5 million shares of common stock are reserved for issuance under the Incentive Plan. The Incentive Plan authorized the grant of stock options, restricted share units, performance share units, director share units, performance cash units and other equity-based awards. Our Compensation
Committee

determines
the exercise price for stock options and other equity-based awards, which may not be less than the fair market value of our common stock on the date of grant. As of June 30, 2022, approximately 2.4 million shares of common stock were available for issuance under the Incentive Plan.
The following table summarizes the activity for our Incentive Plan.

	Serviced- based Shares		Weighted Average Grant Date Fair Value per Share	Performance- Based Shares		Weighted Average Grant Date Fair Value per Share	Total Shares
			(In thousands, except per share data)
Non-vested shares/units outstanding at July 1, 2021	—		$—	—		$—	—
Granted	48.8	(1)	18.03	19.2	(2)	—	68.0
Forfeited	—		—	—		—	—
Vested	—		—	—		—	—

Non-vested shares/units outstanding at June 30, 2022	48.8			19.2			68.0

(1)	Includes approximately 29.6 thousand restricted share units issued to our directors.
(2)	On June 29, 2022, we granted approximately 19.2 thousand performance share units, which based on the achievement of certain revenue targets, could vest within a range of 0% to 150%.
Consulting Stock Awards
Pursuant to an agreement ABR had in place with its U.S.-based advisory board Blue Horizon Advisors LLC (“BHA”), we issued 400,000 shares of common stock to BHA in March 2022 upon the listing of our shares on the
NASDAQ
. The fair value of these shares of
$13.2 million was recognized as share based compensation and included in general and administrative expenses in the consolidated statement of operations for the year ended June 30, 2022.
Additionally, during
the year ended June 30, 2022, we issued a total 600,000 shares to Blue Horizon Advisors LLC, pursuant to the terms of the Advisory Agreement dated April 16, 2021 and as consideration for Advisory Board services provided. Share based compensation recognized related to these issuances was $10.0 million and is included in general and administrative expense in our consolidated statement of operations.
The
agreement also
includes a provision enabling BHA to earn an additional 1,000,000 shares of common stock upon meeting four different market-based milestones (250,000 shares per milestone). The market-based milestones are based on our common stock achieving a ten-day volume
weighted average price of $21.94, $29.25, $36.57, and $43.88 before December 31, 2022.

The first milestone was reached in March 2022.
The fair value of these awards was determined using a Monte Carlo Simulation valuation model, which incorporates assumptions as to stock price volatility, the expected life of awards, a risk-free interest rate and dividend yield. We recognized related share based compensation expense of $7.8 million in general and administrative expense in our consolidated statement of operations as all services required for the awards have been fulfilled.
The

assumptions used to estimate the fair value of the market-based stock grants under the Monte Carlo Simulation model for the period ended June 30, 2022 are as follows:

Hurdle stock price	$21.94	$29.25	$36.57	$43.88
Volatility	76.82%	76.82%	76.82%	76.82%
Expected term in years	1.12	1.12	1.12	1.12
Risk-free interest rate	0.22%	0.22%	0.22%	0.22%
Expected dividend yield	0%	0%	0%	0%
Estimated fair value per share	$10.68	$9.01	$6.63	$4.88